Tax Receivable Agreement Obligations To Related Parties	12 Months Ended
Dec. 31, 2014
Tax Receivable Agreement Obligations To Related Parties [Abstract]
Tax Receivable Agreement Obligations To Related Parties

17. Tax Receivable Agreement Obligations to Related Parties

The Company is a party to tax receivable agreements which obligate it to make payments to certain current and former owners of the Company, including affiliates of Blackstone, Hellman & Friedman and certain members of management (collectively, the “TRA Members”), equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the Merger. The Company will retain the benefit of the remaining 15% of these tax savings.

The Company expects cumulative remaining payments under the tax receivable agreements of $351,190.  $164,928 of this amount, which reflected the initial fair value of the tax receivable agreement obligations plus recognized accretion, was reflected as an obligation on the accompanying consolidated balance sheet at December 31, 2014. The accompanying consolidated statement of operations for the years ended December 31, 2014, 2013 and 2012 include accretion expense of $14,446,  $26,470 and $8,666, respectively, related to this obligation.

During 2014, the Company changed its estimate of the timing and amount of future cash flows attributable to the tax receivable agreements as a result of a change in the Company’s effective tax rate, acquisitions consummated during the year and routine updates to financial projections. These revised estimates resulted in a decrease to loss before income tax benefit of $5,516 for the year ended December 31, 2014.

Based on current facts and circumstances, the Company estimates the aggregate payments due under the tax receivable agreements to be as follows:

Years Ending December 31:
2015	$945
2016	980
2017	64,290
2018	84,386
2019	23,842
Thereafter	176,747
Gross expected payments	351,190
Less: Amounts representing discount	(186,262)
Total tax receivable agreement obligations due to related parties	164,928
Less: Current portion due (included in accrued expenses)	(945)
Tax receivable agreement obligations due to related parties	$163,983

The timing and/or amount of aggregate payments due may vary based on a number of factors, including the amount and timing of the taxable income the Company generates in the future and the tax rate then applicable, the use of loss carryovers and the portion of payments under the tax receivable agreements constituting imputed interest or amortizable basis.